CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 2,721	$ 2,324	$ 1,640
Investment securities	2,131	1,989	1,493
Mortgage-backed securities	2,333	2,155	2,781
Certificates of deposit	124	7	6
Interest-earning demand deposits	3	1	1
Federal Home Loan Bank stock	329	336	457
Trading securities	5
Total interest and dividend income	7,646	6,812	6,378
INTEREST EXPENSE
Deposits	245	210	217
Federal Home Loan Bank advances - short-term	1,118	238	73
Federal Home Loan Bank advances - long-term - variable rate	65	408	297
Federal Home Loan Bank advances - long-term - fixed rate	426	561	563
Other short-term borrowings		14	5
Total interest expense	1,854	1,431	1,155
NET INTEREST INCOME	5,792	5,381	5,223
Provision for loan losses	58	56	70
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	5,734	5,325	5,153
NONINTEREST INCOME
Service charges on deposits	136	154	162
Earnings on bank owned life insurance	131	134	140
Investment securities gains		31
Market losses on trading securities	(31)
ATM fee income	63	55	57
Other	191	198	199
Total noninterest income	490	572	558
NONINTEREST EXPENSE
Salaries and employee benefits	2,264	2,243	2,164
Occupancy and equipment	323	329	323
Data processing	222	220	239
Correspondent bank charges	38	38	38
Federal deposit insurance premium	111	194	175
ATM network expense	127	124	136
Other	654	625	631
Total noninterest expense	3,739	3,773	3,706
INCOME BEFORE INCOME TAXES	2,485	2,124	2,005
INCOME TAX EXPENSE	848	799	658
NET INCOME	$ 1,637	$ 1,325	$ 1,347
Per share data:
Basic	$ 0.87	$ 0.69	$ 0.69
Diluted	$ 0.87	$ 0.69	$ 0.69
AVERAGE SHARES OUTSTANDING:
Basic	1,873,790	1,910,538	1,941,872
Diluted	1,873,790	1,910,538	1,941,872